Note 22 - Supplementary Cash Flow Information (Details) - Items Not Affecting Cash Flows: (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Oct. 31, 2011
Note 22 - Supplementary Cash Flow Information (Details) - Items Not Affecting Cash Flows: (Parentheticals) [Line Items]
Equity method investments, cash distributions	$ 951